As filed with the Securities and Exchange Commission on June 11, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21965

City National Rochdale High Yield Alternative Strategies Fund LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Michael Lukaj
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

City National Rochdale High Yield Alternative Strategies Fund LLC
City National Rochdale High Yield Alternative Strategies Fund TEI LLC
Annual Report
March 31, 2018

Dear Fellow Shareholders,

The City National Rochdale High Yield Alternative Strategies Fund LLC (“Taxable Fund”) and City National Rochdale High Yield Alternative Strategies Fund Tax Exempt Investors LLC (“TEI Fund”), (collectively “RHYAS”) seek to diversify clients’ traditional stock and bond only portfolios through inclusion of alternative strategies focusing on the fixed income markets.  For the one year period ending March 31, 2018, the Taxable Fund returned +9.23% and the TEI Fund returned +9.10%. The comparable benchmark of this strategy, the Credit Suisse Leveraged Loan Index returned +4.64% over the previous year.  Year to date ended March 31, 2018, the Taxable Fund returned +3.35% and the TEI Fund returned +3.32%, with the benchmark returning +1.58% over the same period.

The performance over the past year has been positive for the shareholders of the City National Rochdale High Yield Alternative Strategy, representing a rebound in the loan market.  From the outset of this strategy, in 2013, we held the belief that a single calendar year could not and should not define the outcome of these strategies.  The fund invests in less liquid credit markets, therefore during periods of volatility in the traditional High Yield/Loan Market; investors should expect the potential for additional volatility in this fund.  Currently, in terms of holdings, the strategies vary, but the majority hold CLOs of varying vintages.  The leveraged loan market is a large and vital part of the institutional finance ecosystem.  On average, CLOs constitute approximately 52.5% of the leveraged loan market.

Despite the start of risk retention, in 2017, the US CLO market experienced the second highest primary volume issuance in history with $118 billion in new issuance, representing a 63% increase over 2016 issuance.  In addition to new issue activity, in 2017, refinancing and reset activity totaled $125bn and $52bn, respectively.  Primary US CLOs spreads are at or near post-crisis tights.  Pre-crisis vintage analysis shows low cost liabilities have driven CLO Equity outperformance.

The CLO market continues to be heading in the correct direction with new issues of CLOs increasing and more firms entering the structured credit market.

Outlook

With volume of US $118bn, 2017 was the second largest year for CLO issuance behind just 2014 when US$123.6bn of funds were created.  CLOs are the largest buyers of US leveraged loans and a strong market can help US companies to refinance their debt and cut their borrowing costs.  Analysts are predicting record US CLO fund issuance in 2018 with little in sight to derail 2017’s strong momentum.  This momentum continues as capital markets remain open and investors have become used to the idea that the Federal Reserve will continue to hike rates, but at a pace that is not too aggressive.

Banks are expecting increased US CLO fund issuance after a US court ruled that the funds will shortly be exempt from regulations that require managers to hold some of their deal.  The US CLO market cheered a decision by a US Court of appeals in February that the funds will be exempt from Dodd-Frank risk-retention rules, which require managers to hold 5% of their fund.  Removing the retention hurdle should help more firms to raise deals, especially smaller managers that lacked the required capital.  Banks are also increasing its forecast for US CLO refinancings and resets.  Refinancings keep funds’ maturities in place but change the interest rate on one or more debt tranches, whereas resets extend maturities to allow CLOs to stay outstanding longer.  Decreasing spreads paid to senior CLO debtholders increases the payout to investors in the most junior tranche, as equity holders receive the interest left over after all other investors are paid.

In today’s market, investment in CLO equity provides an attractive risk/return profile.  Current CLO new issue liability costs are at the lowest post-crisis levels.  There is significant embedded upside from the widening of loan spreads over the course of the re-investment period and downside protection against tightening of liability costs due to the vibrant market for CLO refinancings and resets.  With a supportive macro environment for CLOs, we view this portfolio to be well positioned.  We do believe there will continue to be bouts of volatility in the market over the next 12 months, and we see the managers taking advantage of this potential instability.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
City National Rochdale LLC

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI was 1.75% for the fiscal year ended March 31, 2018. Cumulative returns for the fiscal year ended March 31, 2018 for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI was 9.23% and 9.10%, respectively.

Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9888.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for City National Rochdale LLC, 400 Park Avenue, New York, NY 10022.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at any time. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions.  Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability.  Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

City National Rochdale LLC, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

City National Rochdale High Yield Alternative
Strategies Fund LLC

Financial Statements

March 31, 2018

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Statements

March 31, 2018

TABLE OF CONTENTS

City National Rochdale High Yield Alternative Strategies Fund LLC	Page

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6 - 12
Financial Highlights	13

City National Rochdale High Yield Alternative Strategies Master Fund LLC	Page

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 17
Financial Highlights	18

Director and Officer Information

Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Managing Member and Board of Directors of
City National Rochdale High Yield Alternative Strategies Fund LLC

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ of City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund"), as of March 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the two years in the twoyear period then ended, and the related notes (collectively referred to as the “financial statements”). The financial highlights for the years ended March 31, 2016, 2015 and 2014 were audited by other auditor’s whose report dated May 27, 2016 expressed an unqualified opinion. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

/s/ EisnerAmper LLP

We have served as the Fund’s auditor since March 3, 2017. We have served as the auditor of one or more City National Rochdale’s investment companies since 2015.

EISNERAMPER LLP
Philadelphia, Pennsylvania
May 29, 2018

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2018

ASSETS
Investment in City National Rochdale High Yield
Alternative Strategies Master Fund LLC	$18,172,964
Prepaid expenses	1,776
Receivable from Adviser	10,935

Total Assets	18,185,675

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Professional fees payable	28,202
Investor servicing fee payable	11,117
Accrued expenses and other liabilities	2,104

Total Liabilities	41,423

Total Members' Capital	$18,144,252

The accompanying notes are an integral part of these financial statements.

2

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Operations

Year Ended March 31, 2018

NET INVESTMENT LOSS ALLOCATED FROM CITY NATIONAL ROCHDALE
HIGH YIELD ALTERNATIVE STRATEGIES MASTER FUND LLC
Interest income	$18,946
Management fees	(128,287)
Expenses	(135,743)

Net Investment Loss Allocated	(245,084)

FUND EXPENSES
Investor servicing fees (see Note 4)	42,930
Professional fees	31,002
Custody fees	3,993
Registration fees	3,120
Insurance expense	918
Other fees	2,024
Total Fund Expenses	83,987

Less expenses waived and reimbursed	(47,504)

Net Fund Expenses	36,483

Net Investment Loss	(281,567)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM CITY NATIONAL ROCHDALE HIGH YIELD ALTERNATIVE
STRATEGIES MASTER FUND LLC
Net realized gain on investments	1,438,537
Net change in unrealized appreciation on investments	378,698

Net Realized and Unrealized Gain on Investments	1,817,235

Net Increase in Members' Capital Resulting from Operations	$1,535,668

The accompanying notes are an integral part of these financial statements.

3

City National Rochdale High Yield Alternative Strategies Fund LLC

Statements of Changes in Members' Capital

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
FROM OPERATIONS
Net investment loss	$(281,567)	$(353,171)
Net realized gain on investments	1,438,537	1,566,069
Net change in unrealized appreciation on investments	378,698	898,723

Net Increase in Members' Capital
Resulting From Operations	1,535,668	2,111,621

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(624,875)	(382,464)

INCREASE (DECREASE) FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	2,650,004	-
Redemptions as a result of tender offer	(2,493,343)	-
Payment of redemptions of members' interests	(491,899)
Taxes paid from members' interests	(131)	(166)
Net Decrease in Members' Interests	(335,369)	(166)

Total Increase in Members' Capital	575,424	1,728,991

MEMBERS' CAPITAL

Beginning of year	17,568,828	15,839,837

End of year	$18,144,252	$17,568,828

The accompanying notes are an integral part of these financial statements.

4

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Cash Flows

Year Ended March 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$1,535,668
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation on investments	(378,698)
Net realized gain on investments	(1,438,537)
Sales of investments in Master Fund, net	960,243
Net investment loss allocated from Master Fund	245,084
Expenses paid by the Master Fund	39,115
Changes in operating assets and liabilities:
Prepaid expenses	156
Receivable from Adviser	2,488
Professional fees payable	(3,298)
Investor servicing fee payable	194
Accrued expenses and other liabilities	(2,171)

Net Cash provided by Operating Activities	960,244

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	2,650,004
Redemptions as a result of tender offer	(2,493,343)
Payment of redemptions of members' interests	(491,899)
Taxes paid from members' interests	(131)
Distributions	(624,875)
Net Cash used in Financing Activities	(960,244)

Net Change in Cash	-

CASH
Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements.

5

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

1.	Organization

City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund commenced investment operations on July 1, 2007. The Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than the investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The Fund invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund TEI LLC, which also invests substantially all of its investable assets with the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. At March 31, 2018, the Fund's beneficial ownership of the Master Fund's net assets was 51.71%.

The Fund reserves the right to reject any subscriptions for Interests in the Fund. Generally, initial and additional subscriptions for investment (or "Member Interests") in the Fund by eligible Members may be accepted at such times as the Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the Fund of $25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling the Fund may establish higher minimum investment requirements than the Fund. The Fund from time to time may offer to repurchase members' interests in the Fund at such times and on such terms as may be determined by the Fund's Board in its complete and absolute discretion. Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below).

6

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

1.	Organization (continued)

Members must hold Fund interests for at least six months before being eligible to request that the Fund repurchase Fund interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

7

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the year ended March 31, 2018, the Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

Investments Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, less liabilities, including accrued fees and expenses.

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

8

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

Fund Expenses

The direct expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee).

Income Taxes

The Fund's tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes, whereby each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund has adopted authoritative guidance on uncertain tax positions. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of March 31, 2018, the Fund’s tax years 2015 through 2017 remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The Fund plans to make periodic distributions of its net investment income and capital gains, if any, to Members. The amount and frequency of distributions is at the sole discretion of the Board. During the year ended March 31, 2018, the Fund distributed $624,875 of net investment income to Members. It also paid $131 of taxes on behalf of its Members.  The Fund redeemed $491,899 of Members' interests during the year ended March 31, 2018.

9

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Capital Accounts

Net profits or net losses of the Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with each Members' respective investment percentage in the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during each month, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustments to or additional disclosure in these financial statements.

10

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 1.75% of net assets. Prior to January 1, 2017, the annual operating expenses were limited to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed. For the year ended March 31, 2018, the Manager waived $47,504 of fees and expenses, which may be recouped by the Manager no later than March 31, 2021.

The following is a schedule of when fees may be recouped by the Manager:
City National Rochdale High Yield Alternative Strategies Fund LLC	Expiration
$35,122 33,547 47,504	March 31, 2019 March 31, 2020 March 31, 2021
$116,173

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

4.	Investor Servicing Fees

The Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor, to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investor Service Providers.

11

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

March 31, 2018

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act. Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

6.	Investment Transactions

For the year ended March 31, 2018, the Fund's assets were invested in the Master Fund, and the Fund had aggregate redemptions of $999,358 from the Master Fund.

7.	Tender Offer

On March 31, 2017, the Fund offered to purchase up to $5,501,065 of Members’ interests in the Fund properly tendered at a price equal to the net asset value of such interests as of April 30, 2017. For Members’ interests tendered, each security holder received a promissory note entitling the security holder to a cash amount equal to the net asset value of their interests calculated as of April 30, 2017, upon the terms and subject to the conditions set forth in the Offer to Purchase dated March 30, 2017. The offer terminated at 5:00 p.m., Eastern Time, on April 28, 2017. Pursuant to the Offer to Purchase, Members’ interests of $2,493,343 were tendered and accepted by the Fund.

12

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014
TOTAL RETURN
Total Return before incentive fee	9.23%	13.33%	(6.96%)	3.01%	4.56%
Incentive fee (1)	-	(0.01%)	0.10%	(0.07%)	(0.10%)
Total Return after incentive fee	9.23%	13.32%	(6.86%)	2.94%	4.46%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$ 18,144	$ 17,569	$ 15,840	$ 16,946	$ 15,968
Portfolio Turnover	31.79%	31.93%	0.15%	20.10%	23.29%

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(1.92%)	(2.27%)	(2.37%)	(2.38%)	(3.36%)
Net investment loss, after waivers and reimbursements	(1.64%)	(2.07%)	(2.16%)	(2.32%)	(2.41%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
BEFORE INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.03%	2.31%	2.46%	2.30%	3.20%
Operating expenses, after waivers and reimbursements (2)	1.75%	2.12%	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
NET OF WAIVERS AND REIMBURSEMENTS
AFTER INCENTIVE FEE (1)

Operating expenses, after waivers and reimbursements	1.75%	2.12%	2.25%	2.25%	2.25%
Incentive fee (1)	-	0.01%	(0.10%)	0.07%	0.10%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	1.75%	2.13%	2.15%	2.32%	2.35%

(1)	Effective January 1, 2017 the Fund no longer charges an incentive fee.

(2)	Effective January 1, 2017 the Adviser has agreed to limit operating expenses to 1.75%. Expenses were previously limited to 2.25% of average net assets. See Note 3.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

See Report of Independent Registered Public Accounting Firm.

* * * * * *

13

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

March 31, 2018

TABLE OF CONTENTS

Page

Report of Independent Registered Public Accounting Firm	1

Financial Statements
2
Statement of Assets, Liabilities and Members' Capital	3
Statement of Operations	4
Statements of Changes in Members' Capital	5
Statement of Cash Flows	6 - 7
Schedule of Investments	8
Strategy Allocation Breakdown	9 - 17
Notes to Financial Statements	18
Financial Highlights

Director and Officer Information

Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Managing Member and Board of Directors of
City National Rochdale High Yield Alternative Strategies Master Fund LLC

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ capital of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Fund"), including the schedule of investments as of March 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the two years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). The financial highlights for the years ended March 31, 2016, 2015 and 2014 were audited by other auditor’s whose report dated May 27, 2016 expressed an unqualified opinion. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we  plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodians and individual investment funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ EisnerAmper LLP

We have served as the Fund’s auditor since March 3, 2017. We have served as the auditor of one or more City National Rochdale’s investment companies since 2015.

EISNERAMPER LLP
Philadelphia, Pennsylvania
May 29, 2018

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2018

ASSETS
Investments, at fair value (cost $30,521,280)	$34,951,213
Receivable for fund investments sold	364,188
Interest receivable	3,319

Total Assets	35,318,720

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	43,339
Professional fees payable	85,411
Directors' fees payable	10,973
Accrued expenses and other liabilities	31,482

Total Liabilities	171,205

Total Members' Capital	$35,147,515

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Year Ended March 31, 2018

INVESTMENT INCOME
Interest income	$38,037

Investment Income	38,037

EXPENSES
Management fees (see Note 4)	253,432
Professional fees	142,189
Administration fees	103,612
Directors' fees	12,585
Other expenses	9,216

Total Expenses	521,034

Net Investment Loss	(482,997)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	3,028,328
Net change in unrealized appreciation on investments	568,292

Net Realized and Unrealized Gain on Investments	3,596,620

Net Increase in Members' Capital Resulting from Operations	$3,113,623

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
FROM OPERATIONS
Net investment loss	$(482,997)	$(674,156)
Net realized gain on investments	3,028,328	3,416,208
Net change in unrealized appreciation on investments	568,292	1,960,292

Net Increase in Members' Capital
Resulting From Operations	3,113,623	4,702,344

DECREASE FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	2,867,469	-
Capital transfers to feeder funds	(9,211,458)	(965,902)
Net Decrease from Transactions in Members' Capital	(6,343,989)	(965,902)

Total Increase (Decrease) in Members' Capital	(3,230,366)	3,736,442

MEMBERS' CAPITAL

Beginning of year	38,377,881	34,641,439

End of year	$35,147,515	$38,377,881

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Year Ended March 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$3,113,623

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	(9,500,000)
Sales of investments	11,328,904
Purchases of money market fund	(31,660,400)
Sales of money market fund	36,362,842
Net change in unrealized appreciation on investments	(568,292)
Net realized gain on investments	(3,028,328)

Change in Operating Assets and Liabilities:
Receivable for fund investments sold	275,987
Interest receivable	15
Management fees payable	19,539
Professional fees payable	1,142
Directors' fees payable	(127)
Accrued expenses and other liabilities	(916)

Net Cash provided by Operating Activities	6,343,989

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests (see Note 2)	2,867,469
Capital transfers to feeder funds	(9,211,458)

Net Cash used in Financing Activities	(6,343,989)

Net Change in Cash	-

CASH
Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Fund LLC (the "Fund") invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund"), a registered investment company with the same investment objective as the Fund.

As of March 31, 2018, the Fund owned 51.71% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

March 31, 2018

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	15.9%	$5,000,000	$5,593,129	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Clareant Structured Credit Opportunity Fund II	31.5	8,626,618	11,091,418	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	14.8	5,410,021	5,192,611	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	27.2	8,405,017	9,551,934	**	**
(Purchased: 10/1/2016)
	89.4	27,441,656	31,429,092

Liquidating Positions:

GoldenTree Partners LP (2)	1.9	216,065	658,562	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	91.3	27,657,721	32,087,654

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 1.50% (3)	8.1	2,863,559	2,863,559

Total Investments	99.4%	$30,521,280	$34,951,213

(1) All investments are non-income producing.
(2) Remaining value represents side pocket interests.
(3) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 91.3% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

March 31, 2018

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on them by Hedge Fund Managers either at their sole discretion or for other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

8

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

March 31, 2018

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. City National Rochdale, LLC is a subsidiary of City National Bank, and each are wholly-owned subsidiaries of RBC USA Holdco Corporation, a wholly-owned indirect subsidiary of Royal Bank of Canada.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”) that  pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund’s total assets will be invested either directly, or indirectly through Investment Funds, which invest in a variety of high yield income generating investments.  The Investment Funds themselves are non-income producing.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Fair Value Committee in accordance with US GAAP using the Net Asset Value (“NAV”) as reported by the management of each respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Adviser will be reviewed and approved by the Adviser’s Fair-Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments measured using the NAV as a practical expedient are not classified within the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on Investment Funds are recognized using the specific identification method. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and officers; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of March 31, 2018, the Master Fund’s tax years 2015 through 2017 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at March 31, 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable I nputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$32,087,654
Short-Term Investment - Money Market Fund	2,863,559	-	-	2,863,559
Total Investments	$2,863,559	$-	$-	$34,951,213

^ Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements at March 31, 2018, as compared to their classification from the previous annual report.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at March 31, 2018	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$5,593,129	-	*	*
Structured Credit – CLO	16,284,029	-	Quarterly	90
Structured Credit – CLO	9,551,934	-	**	**
Liquidating Positions	658,562	-	***	***
Total	$32,087,654	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

4.	Commitments and Other Related Party Transactions

Management Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), City National Rochdale LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Master Fund paid the Manager an investment management fee at an annual rate equal to 0.75% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly and paid to the Manager out of the Master Fund’s assets.

Administration Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds. The annual operating expenses of each Feeder Fund are limited to 1.75% of net assets. Prior to January 1, 2017 the annual operating expenses of each Feeder Fund were limited to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

4.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:
City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$35,122	$37,704	March 31, 2019
33,547 47,504	38,225 57,605	March 31, 2020 March 31, 2021
$116,173	$133,534

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

March 31, 2018

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemptions either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for three Hedge Funds with fair value of $15,803,625 at March 31, 2018 as noted in the Schedule of Investments.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the year ended March 31, 2018 (excluding short-term securities), the aggregate purchases and sales of investments were $9,500,000 and $11,328,904, respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014

TOTAL RETURN - NET	9.41%	13.53%	(6.80%)	3.39%	5.01%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$35,148	$38,378	$34,641	$36,798	$34,701

Portfolio Turnover	31.79%	31.93%	0.15%	20.10%	23.29%

Ratio of Net Investment
Loss to Average Net Assets	(1.42%)	(1.81%)	(2.01%)	(1.86%)	(2.14%)

Ratio of Expenses to
Average Net Assets	1.53%	1.86%	2.02%	1.86%	2.14%

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements.

See Report of Independent Registered Public Accounting Firm.

******

DIRECTORS AND OFFICERS OF THE FUND

The Directors of the Fund, who were elected by the shareholders of the Fund, are responsible for the overall management of the Fund, including general supervision and review of the investment activities of the Fund. The Directors, in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund. The current Directors and Officers, their affiliations and principal occupations for the past five years are set forth below. The Statement of Additional Information includes information about the Directors and is available, without charge, by calling 1-866-209-1967.

Independent Board Members
Name, Address, Age	Position with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years	# of Funds in FundComplex2) Overseen by Board Member	Other Directorships Held by Board Member
Daniel A. Hanwacker 400 Park Avenue New York, NY 10022 Age: 65	Director	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001-present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co-Founding Partner, Constellation Financial Management, Co., LLC (1995-2000).	18	Rochdale Investment Trust (2013 – present)
Jon C. Hunt 400 Park Avenue New York, NY 10022 Age: 65	Director	Since 2013	Retired (March 2013 to present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (July 2012 to March 2013). Managing Director and Chief Operating Officer, CCM (1998- June 2012).	18

Rochdale Investment Trust (2013 – present); Advisor’s Inner Circle Fund III (February 2014 – present); O’Connor EQUUS (May 2014- present); Winton Series Trust and Winton Diversified Opportunities Fund, Lead Independent Trustee (January 2015 – present); Gallery Trust (2016 – present)

Vernon C. Kozlen 400 Park Avenue New York, NY 10022 Age: 72	Director Chairman	Since 2007 Since 2016	Retired (2007- present). President and Chief Executive Officer, City National Rochdale Funds (2000-2007). Executive Vice President and Director of Asset Management Development, CNB (1996-2007). Director, Reed, Conner & Birdwell LLC (2000-2007), and Convergent Capital Management, LLC (2003-2007). Chairman of the Board, City National Asset Management, Inc. (2001-2005). Chairman of the Board, City National Securities, Inc. (1999-2005). Director, City National Asset Management, Inc. (2001-2006), and City National Securities, Inc. (1999-2006).	18	Rochdale Investment Trust (2007 – present); Windermere Jupiter Fund, LLC

Jay C. Nadel 400 Park Avenue New York, NY 10022 Age: 58	Director	Since 2013	Financial Services Consultant (2005 - present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	18

Rochdale Investment Trust (2013-present); Advisor’s Inner Circle Fund III (2016 – present); Winton Series Trust and Winton Diversified Opportunities Fund (2016 – present); Gallery Trust (2016 – present)

James Wolford 400 Park Avenue New York, NY 10022 Age: 62	Director	Since 1999

Chief Executive Officer of Corinthian Development Company (December 2013 - present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (March 2011-December 2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-March 2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).
				18	Rochdale Investment Trust (1999 – present)

Interested Board Member

Andrew S Clare (4) 400 Park Avenue New York, NY 10022 Age: 71	Director	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	18	None

(1)	The Directors serve for terms of office as follows:

Name of Director End of Term of Office
Vernon C. Kozlen	December 31, 2018*
James Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
Jon C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023

    * Subject to extension by the Board for up to two years.

(2)
“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, and City National Rochdale Structured Claims Fixed Income Fund LLC.

(3)
Convergent Wealth Advisors, LLC, which is under common control with CNB, serves as investment adviser to Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund, LLC and CMS/Barlow Long-Short Equity Fund, LLC, each of which is a private investment fund.

(4)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

Officers of the Fund

Name, Address, Age	Position(s) with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 60	President and Chief Executive Officer	Since Inception	Chief Executive Officer, City National Rochdale (1986-present); Chief Investment Officer, City National Rochdale (April 2016-present).
Michael S. Lukaj City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President; Chief Compliance Officer (“CCO”); Anti-Money Laundering Officer & Identity Theft Program Officer	Since 2018

CCO, City National Rochdale (2018-present). CCO, Symphonic Financial Advisers LLC (2018 to Present). CCO, City National Rochdale Select Strategies Fund, City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, and City National Rochdale Structured Claims Fixed Income Fund LLC (2018-present). Director, Credit Suisse Asset Management (2015-2018). CCO, Columbus Circle Investors (2013-2015). Director and CCO, Guggenheim Partners (2007-2012).

Mitchell Cepler City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 35	Treasurer and Chief Financial Officer	Since 2015	Group Finance Manager, City National Rochdale (2011-present). Manager, Financial Planning and Analysis, ESP Technologies Corporation (2008-2011).
Kurt Hawkesworth City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Secretary	Since 2010	Chief Operating Officer, City National Rochdale (2003-present).
Anthony Sozio City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Assistant Secretary	Since 2013	Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-2016).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there are at least two audit committee financial experts serving on its audit committee. Jay C. Nadel and Daniel A. Hanwacker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2018	FYE 3/31/2017
Audit Fees	$20,000	$20,000
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$7,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by EisnerAmper LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2018	FYE 3/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2018	FYE 3/31/2017
Registrant	$7,500	$7,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable since the Fund invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2018:

Portfolio Manager	Since	Recent Professional Experience
Thomas Ehrlein	2013

Mr. Ehrlein is a Director, Portfolio and Alternative Analytics Group at City National Rochdale.

Mr. Ehrlein joined the former Rochdale Investment Management (predecessor to City National Rochdale) in 2005.  He oversees a number of business segments at the firm including, investment oversight for all non-traditional investments, and the portfolio analytics & modeling processes.  He is also a key member of the firm’s asset allocation committee.  He has been involved with the investment management industry since 2000.

Previously, Mr. Ehrlein was a Senior Consultant in the Investment Management division of FactSet Research Systems, Inc., where he performed financial market and portfolio management research and quantitative analysis for institutional money management firms.  Additionally, he was a middle market lending credit analyst at ABN-Amro, North America.

Thomas Ehrlein is not responsible for the day-to-day management of any other accounts or pooled investments. Mr. Ehrlein receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular portfolio or account. Like the Manager’s other employees, Mr. Ehrlein is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular portfolio or account. Mr. Ehrlein does not own shares of the Fund or the Master Fund.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (March 31, 2017 – April 30, 2017) *	N/A	N/A	$2,493,343	N/A

*On March 31, 2017, the Fund offered to purchase up to $5,501,065 of Members’ interests in the Fund properly tendered at a price equal to the net asset value of such interests as of April 30, 2017. The offer terminated on April 28, 2017.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

        (4)  Changes in the registrant's independent public accountant.  There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund LLC

By (Signature and Title)  /x/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  June 7, 2018

By (Signature and Title)  /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  June 7, 2018